Concentration of Credit Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

3. Concentration of Credit Risk

The Company deposits its cash with financial institutions and, at times, such balances may exceed federally insured limits. No customer accounted for more than 10% of revenue for the three months ended March 31, 2021 and 2020 and no customer was more than 10% of accounts receivable at March 31, 2021 and December 31, 2020.

3. Concentration of Credit Risk

The Company deposits its cash with financial institutions and, at times, such balances may exceed federally insured limits. No customer accounted for more than 10% of billings for the years ended December 31, 2020, 2019 and 2018 and no customer was more than 10% of accounts receivable at December 31, 2020 and 2019.